Organization and Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business and Basis of Presentation
1. Organization and Description of Business and Basis of Presentation
Senti Biosciences, Inc. or (the “Company”), was incorporated under the laws of the State of Delaware in June 2016, and is a biotechnology company that programs next-generation cell and gene therapies with what we refer to as “gene circuits.” The Company is headquartered in South San Francisco, California.
Basis of Presentation
The accompanying condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). The condensed consolidated financial statements include the accounts of Senti Biosciences, Inc., and its wholly-owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation. We have one business activity and operate in one reportable segment.
Reclassification
Certain prior period amounts in Note 4,
Other Financial Statement Information
, have been reclassified to conform to the current year’s presentation.
Liquidity and Going Concern
The Company has devoted substantially all of its efforts to organizing and staffing, business planning, raising capital, and conducting preclinical studies and has not realized substantial revenues from its planned principal operations. In addition, the Company has a limited operating history, has incurred recurring operating losses and negative cash flows from operations since inception, has an accumulated deficit, has funded its operations primarily with proceeds from sale of redeemable convertible preferred stock and the issuance of convertible notes, and expects that it will continue to incur net losses and negative cash flows from operations into the foreseeable future, particularly as the Company advances its preclinical activities and clinical trials for its product candidates in development.
The Company’s continued existence is dependent upon management’s ability to develop profitable operations. Management is devoting substantially all of its efforts to developing its business and raising capital and there can be no assurance that the Company’s efforts will be successful. No assurance can be given that management’s actions will result in profitable operations or the meeting of ongoing liquidity needs.
The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. In 2021 and 2020, the Company received aggregate proceeds of $67.0 million and $30.0 million, respectively, from the issuance of its Series B redeemable convertible preferred stock. Additionally, in 2020, the Company received $8.0 million from the issuance of promissory notes. As of March 31, 2022, the Company had an accumulated deficit of $126.9 million, and cash, cash equivalents and restricted cash of $41.4 million. As of December 31, 2021, the Company had an accumulated deficit of $115.1 million, and cash, cash equivalents and restricted cash of $59.3 million.
As of May 20, 2022, the issuance date of the condensed consolidated financial statements as of and for the three months ended March 31, 2022, the Company expects that its cash and cash equivalents will not be sufficient to fund its operating expenses and capital expenditure requirements for at least one year from the issuance date of the condensed consolidated financial statements and therefore the Company concluded that substantial doubt existed about the Company’s ability to continue as a going concern.
The Company is seeking to complete a liquidity event via a special purpose acquisition company (“SPAC”) (see pending merger with Dynamics Special Purpose Corp.
below). Upon the completion of a qualified public offering on specified terms, the Company’s outstanding convertible preferred stock will automatically convert into shares of common stock. These plans are intended to mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern; however, as the plans are not entirely within the Company’s control, management cannot assure they will be effectively implemented. In the event the Company does not complete a SPAC merger, the Company expects to seek additional funding through private equity financings, debt financings, collaborations, licensing arrangements, and/or strategic alliances. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into collaborations or other such arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to raise capital when needed, or on attractive terms, it could be forced to delay, reduce or eliminate its research or drug development programs or any future commercialization efforts.
Pending Merger with Dynamics Special Purpose Corp.
On December 19, 2021, the Company entered into a Business Combination Agreement with Dynamics Special Purpose Corp. (“DYNS”), a publicly-traded SPAC. Under the terms of the proposed transaction, DYNS will merge with the Company at an estimated combined enterprise value of approximately $276.0 million. The cash components of the transaction will be funded by DYNS’ cash in trust of $230.0 million (assuming no redemptions) as well as a $66.8 million private placement of common stock at $10.00 per share from various accredited investors.

1. Organization and Description of Business
Senti Biosciences, Inc. or (the “Company”), was incorporated under the laws of the State of Delaware in June 2016, and is a biotechnology company that programs next-generation cell and gene therapies with what we refer to as “gene circuits.” The Company is headquartered in South San Francisco, California.
Liquidity and Going Concern
The Company has devoted substantially all of its efforts to organizing and staffing, business planning, raising capital, and conducting preclinical studies and has not realized substantial revenues from its planned principal operations. In addition, the Company has a limited operating history, has incurred recurring operating losses and negative cash flows from operations since inception, has an accumulated deficit, has funded its operations primarily with proceeds from sale of redeemable convertible preferred stock and the issuance of convertible notes, and expects that it will continue to incur net losses and negative cash flows from operations into the foreseeable future, particularly as the Company advances its preclinical activities and clinical trials for its product candidates in development.
The Company’s continued existence is dependent upon management’s ability to develop profitable operations. Management is devoting substantially all of its efforts to developing its business and raising capital and there can be no assurance that the Company’s efforts will be successful. No assurance can be given that management’s actions will result in profitable operations or the meeting of ongoing liquidity needs.
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. In 2021 and 2020, the Company received aggregate proceeds of $67.0 million and $30.0 million, respectively, (Note 6) from the issuance of its Series B redeemable convertible preferred stock. Additionally, in 2020, the Company received $8.0 million from the issuance of promissory notes (Note 5). As of December 31, 2021, the Company had an accumulated deficit of $115.1 million, and cash, cash equivalents and restricted cash of $59.3 million. As of December 31, 2020, the Company had an accumulated deficit of $59.8 million, and cash, cash equivalents and restricted cash of $31.0 million.
As of April 1, 2022, the issuance date of the consolidated financial statements as of and for the year ended December 31, 2021, the Company expects that its cash and cash equivalents will not be sufficient to fund its operating expenses and capital expenditure requirements for at least one year from the issuance date of the consolidated financial statements and therefore the Company concluded that substantial doubt existed about the Company’s ability to continue as a going concern.
The Company is seeking to complete a liquidity event via a special purpose acquisition company (“SPAC”) (see pending merger with Dynamics Special Purpose Corp.
below). Upon the completion of a qualified public offering on specified terms (Note 6), the Company’s outstanding convertible preferred stock will automatically convert into shares of common stock. These plans are intended to mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern; however, as the plans are not entirely within the Company’s control, management cannot assure they will be effectively implemented. In the event the Company does not complete a SPAC merger, the Company expects to seek additional funding through private equity financings, debt financings, collaborations, licensing arrangements, and/or strategic alliances. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into collaborations or other such arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to raise capital when needed, or on attractive terms, it could be forced to delay, reduce or eliminate its research or drug development programs or any future commercialization efforts.
Pending Merger with Dynamics Special Purpose Corp.
On December 19, 2021, the Company entered into a Business Combination Agreement with Dynamics Special Purpose Corp. (“DYNS”), a publicly traded SPAC. Under the terms of the proposed transaction, DYNS will merge with the Company at an estimated combined enterprise value of approximately $276.0 million. The cash components of the transaction will be funded by DYNS’ cash in trust of $230.0 million (assuming no redemptions) as well as a $66.8 million private placement of common stock at $10.00 per share from various accredited investors.